Statutory Surplus Reserves and Restricted Net Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statutory Surplus Reserves and Restricted Net Assets [Abstract]
Percentage of statutory surplus reserve after-tax net income	10.00%
Percentage of registered capital	50.00%
Discretionary surplus reserve	$ 16,300,937	$ 16,238,283
Net assets	$ 56,107,444	$ 40,330,565